F/m 2-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 98.4%	Par	Value
Communications - 4.3%
Alphabet, Inc., 0.80%, 08/15/2027	$346,000	$322,997
AT&T, Inc., 2.30%, 06/01/2027	331,000	317,656
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	319,000	324,638
Comcast Corp., 2.35%, 01/15/2027	331,000	320,650
Cox Communications, Inc., 3.50%, 08/15/2027 (a)	326,000	317,507
Expedia Group, Inc., 4.63%, 08/01/2027	320,000	320,205
Meta Platforms, Inc., 3.50%, 08/15/2027	322,000	317,987
Netflix, Inc., 4.38%, 11/15/2026	323,000	323,596
Paramount Global, 2.90%, 01/15/2027	329,000	319,232
Rogers Communications, Inc., 3.20%, 03/15/2027	327,000	319,892
TELUS Corp., 2.80%, 02/16/2027	330,000	320,214
T-Mobile USA, Inc., 3.75%, 04/15/2027	326,000	321,793
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027 (b)	325,000	317,888
Uber Technologies, Inc., 7.50%, 09/15/2027 (a)	315,000	318,041
VeriSign, Inc., 4.75%, 07/15/2027	321,000	320,876
Verizon Communications, Inc., 4.13%, 03/16/2027	324,000	322,677
Videotron Ltd., 5.13%, 04/15/2027 (a)	323,000	322,717
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	330,000	319,893
		5,768,459

Consumer Discretionary - 8.2%
Amazon.com, Inc., 3.15%, 08/22/2027	325,000	318,408
AutoZone, Inc., 3.75%, 06/01/2027	324,000	320,161
BMW US Capital LLC, 4.60%, 08/13/2027 (a)	320,000	320,619
BorgWarner, Inc., 2.65%, 07/01/2027	334,000	320,880
Cintas Corp. No 2, 3.70%, 04/01/2027	327,000	323,559
Darden Restaurants, Inc., 3.85%, 05/01/2027	332,000	327,183
DR Horton, Inc., 1.40%, 10/15/2027	355,000	330,626
eBay, Inc., 3.60%, 06/05/2027	326,000	321,135
ERAC USA Finance LLC, 3.30%, 12/01/2026 (a)	325,000	319,446
General Motors Financial Co., Inc., 5.00%, 04/09/2027	323,000	323,177
Harley-Davidson Financial Services, Inc., 3.05%, 02/14/2027 (a)(b)	333,000	320,080
Hasbro, Inc., 3.55%, 11/19/2026	331,000	325,188
Home Depot, Inc., 4.88%, 06/25/2027	311,000	315,294
Honda Motor Co. Ltd., 2.53%, 03/10/2027	330,000	318,967
Hyatt Hotels Corp., 5.75%, 01/30/2027	315,000	320,263
Hyundai Capital America, 5.25%, 01/08/2027 (a)	317,000	318,525
Las Vegas Sands Corp., 5.90%, 06/01/2027	313,000	316,792
Lear Corp., 3.80%, 09/15/2027	328,000	320,871
Leland Stanford Junior University, 1.29%, 06/01/2027	343,000	324,379
Lennar Corp., 5.00%, 06/15/2027	316,000	317,774
Lowe's Cos., Inc., 3.10%, 05/03/2027	329,000	321,510
Marriott International, Inc., 5.00%, 10/15/2027	328,000	332,094
McDonald's Corp., 3.50%, 07/01/2027	322,000	317,154
Meritage Homes Corp., 5.13%, 06/06/2027	318,000	320,926
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (a)	319,500	320,233
NIKE, Inc., 2.75%, 03/27/2027	329,000	320,603
O'Reilly Automotive, Inc., 5.75%, 11/20/2026	317,000	322,370
PulteGroup, Inc., 5.00%, 01/15/2027	320,000	321,528
Snap-on, Inc., 3.25%, 03/01/2027	325,000	318,534
Southwest Airlines Co., 5.13%, 06/15/2027	316,000	317,893
Starbucks Corp., 4.85%, 02/08/2027	318,000	320,056
Tapestry, Inc., 4.13%, 07/15/2027	324,000	320,377
Toll Brothers Finance Corp., 4.88%, 03/15/2027	323,000	323,224
Toyota Motor Credit Corp., 3.05%, 03/22/2027	328,000	320,647
		10,920,476

Consumer Staples - 7.7%
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (a)	330,000	322,865
BAT Capital Corp., 3.56%, 08/15/2027	329,000	321,792
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	327,000	322,032
Cargill, Inc., 3.63%, 04/22/2027 (a)	324,000	319,994
Church & Dwight Co., Inc., 3.15%, 08/01/2027	330,000	321,810
Clorox Co., 3.10%, 10/01/2027	342,000	332,368
Coca-Cola Co., 1.45%, 06/01/2027	336,000	319,846
Colgate-Palmolive Co., 3.10%, 08/15/2027	325,000	318,932
Conopco, Inc., 7.25%, 12/15/2026	301,000	314,093
Constellation Brands, Inc., 4.35%, 05/09/2027	330,000	329,009
Costco Wholesale Corp., 1.38%, 06/20/2027	338,000	320,403
Dollar General Corp., 3.88%, 04/15/2027	328,000	323,208
Estee Lauder Cos., Inc., 3.15%, 03/15/2027	327,000	320,109
General Mills, Inc., 3.20%, 02/10/2027	327,000	320,847
Hormel Foods Corp., 4.80%, 03/30/2027	320,000	322,699
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	332,000	320,099
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	320,000	323,034
Kimberly-Clark Corp., 1.05%, 09/15/2027	345,000	322,040
Kraft Heinz Foods Co., 3.88%, 05/15/2027	324,000	320,039
Kroger Co., 3.70%, 08/01/2027	334,000	329,392
Mars, Inc., 4.45%, 03/01/2027 (a)	319,000	319,309
McCormick & Co., Inc., 3.40%, 08/15/2027	331,000	323,455
Mondelez International, Inc., 2.63%, 03/17/2027	334,000	324,145
PepsiCo, Inc., 3.00%, 10/15/2027	340,000	331,188
Philip Morris International, Inc., 4.75%, 02/12/2027	315,000	317,335
Procter & Gamble Co., 1.90%, 02/01/2027	334,000	322,791
Smithfield Foods, Inc., 4.25%, 02/01/2027 (a)	324,000	319,730
Sysco Corp., 3.25%, 07/15/2027	329,000	320,919
Target Corp., 1.95%, 01/15/2027	333,000	321,729
The Campbell's Co., 5.20%, 03/19/2027	319,000	322,643
Tyson Foods, Inc., 3.55%, 06/02/2027	322,000	316,318
Walmart, Inc., 3.95%, 09/09/2027	321,000	320,331
		10,304,504

Energy - 8.4%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/2026	333,000	321,042
Boardwalk Pipelines LP, 4.45%, 07/15/2027	318,000	317,138
BP Capital Markets PLC, 3.28%, 09/19/2027	329,000	321,525
Canadian Natural Resources Ltd., 3.85%, 06/01/2027	326,000	321,351
Cenovus Energy, Inc., 4.25%, 04/15/2027	323,000	320,452
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	317,000	319,397
Chevron Corp., 2.00%, 05/11/2027	335,000	322,359
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	334,000	320,476
Coterra Energy, Inc., 3.90%, 05/15/2027	329,000	324,037
DCP Midstream Operating LP, 5.63%, 07/15/2027	315,000	320,768
Devon Energy Corp., 5.25%, 10/15/2027	332,000	332,138
Diamondback Energy, Inc., 5.20%, 04/18/2027	320,000	323,067
Enbridge, Inc., 5.25%, 04/05/2027	319,000	322,734
Energy Transfer LP, 6.05%, 12/01/2026	310,000	315,940
Enterprise Products Operating LLC, 4.60%, 01/11/2027	314,000	315,510
EQT Corp., 3.90%, 10/01/2027	338,000	332,402
Equinor ASA, 3.00%, 04/06/2027	329,000	323,182
Exxon Mobil Corp., 3.29%, 03/19/2027	326,000	322,121
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	342,000	332,304
Hess Corp., 4.30%, 04/01/2027	324,000	322,700
Kinder Morgan, Inc., 1.75%, 11/15/2026	335,000	321,877
Marathon Petroleum Corp., 5.13%, 12/15/2026	317,000	318,826
MPLX LP, 4.13%, 03/01/2027	321,000	318,520
NGPL PipeCo LLC, 4.88%, 08/15/2027 (a)	322,000	318,761
Occidental Petroleum Corp., 5.00%, 08/01/2027	319,000	319,052
ONEOK, Inc., 4.25%, 09/24/2027	323,000	320,885
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/2026	319,000	318,471
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	322,000	323,415
Schlumberger Holdings Corp., 5.00%, 05/29/2027 (a)	313,000	316,000
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	319,000	319,225
Targa Resources Corp., 5.20%, 07/01/2027	316,000	319,026
TC PipeLines LP, 3.90%, 05/25/2027	321,000	316,429
Transcanada Trust, 5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (c)	333,000	323,902
Valero Energy Corp., 2.15%, 09/15/2027	339,000	320,920
Williams Cos., Inc., 3.75%, 06/15/2027	325,000	320,355
		11,246,307

Financials - 29.4%
Air Lease Corp., 2.20%, 01/15/2027	332,000	319,839
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	321,000	317,828
Allstate Corp., 3.28%, 12/15/2026	326,000	320,392
Ally Financial, Inc., 4.75%, 06/09/2027	320,000	320,374
American Express Credit Corp., 3.30%, 05/03/2027	330,000	324,181
American National Group, Inc., 5.00%, 06/15/2027	319,000	318,819
American Tower Corp., 2.75%, 01/15/2027	340,000	329,950
Andrew W Mellon Foundation, 0.95%, 08/01/2027	346,000	322,517
Aon North America, Inc., 5.13%, 03/01/2027	314,000	317,294
Arch Capital Finance LLC, 4.01%, 12/15/2026	319,000	316,253
Ares Capital Corp., 7.00%, 01/15/2027	308,000	317,322
Athene Global Funding, 2.95%, 11/12/2026 (a)	330,000	321,710
AvalonBay Communities, Inc., 3.35%, 05/15/2027	332,000	325,597
Aviation Capital Group LLC, 4.75%, 04/14/2027 (a)	321,000	319,746
Avolon Holdings Funding Ltd., 3.25%, 02/15/2027 (a)	332,000	321,760
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	317,000	318,993
Bank of Montreal, 2.65%, 03/08/2027	331,000	321,248
Bank of New York Mellon Corp., 5.80% to 10/25/2027 then SOFR + 1.80%, 10/25/2028	322,000	332,490
Bank of Nova Scotia, 5.35%, 12/07/2026	313,000	316,866
Barings BDC, Inc., 3.30%, 11/23/2026	330,000	320,052
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	332,000	322,517
BlackRock Funding, Inc., 4.60%, 07/26/2027	319,000	321,645
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (a)	342,000	331,440
Blackstone Private Credit Fund, 2.63%, 12/15/2026	334,000	321,791
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	338,000	321,291
Blue Owl Capital Corp., 2.63%, 01/15/2027	337,000	322,182
Blue Owl Capital Corp. II, 8.45%, 11/15/2026	310,000	321,690
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	311,000	323,704
Blue Owl Technology Finance Corp., 2.50%, 01/15/2027	339,000	320,426
Brighthouse Financial, Inc., 3.70%, 06/22/2027	327,000	319,392
Brixmor Operating Partnership LP, 3.90%, 03/15/2027	328,000	323,528
Camden Property Trust, 5.85%, 11/03/2026	314,000	319,514
Canadian Imperial Bank of Commerce, 5.24%, 06/28/2027	315,000	319,610
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (a)	323,000	319,134
Capital One Financial Corp.
4.10%, 02/09/2027	322,000	319,461
4.93% to 05/10/2027 then SOFR + 2.06%, 05/10/2028	322,000	323,004
Cboe Global Markets, Inc., 3.65%, 01/12/2027	320,000	315,825
Charles Schwab Corp., 2.45%, 03/03/2027	334,000	323,541
Citadel LP, 4.88%, 01/15/2027 (a)	323,000	320,892
CNA Financial Corp., 3.45%, 08/15/2027	329,000	320,920
CNO Global Funding, 5.88%, 06/04/2027 (a)	306,000	312,942
Corebridge Financial, Inc., 3.65%, 04/05/2027	329,000	323,803
Crown Castle, Inc., 3.65%, 09/01/2027	329,000	321,397
Digital Realty Trust LP, 3.70%, 08/15/2027	324,000	319,145
Eaton Vance Corp., 3.50%, 04/06/2027	327,000	321,963
Empower Finance 2020 LP, 1.36%, 09/17/2027 (a)	346,000	321,802
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	331,000	321,895
EPR Properties, 4.50%, 06/01/2027	322,000	318,587
Equinix, Inc., 2.90%, 11/18/2026	330,000	321,743
Equitable Financial Life Global Funding, 1.40%, 08/27/2027 (a)	342,000	318,506
ERP Operating LP, 2.85%, 11/01/2026	329,000	321,988
Essex Portfolio LP, 3.63%, 05/01/2027	331,000	324,960
F&G Global Funding, 5.88%, 06/10/2027 (a)	307,000	312,993
Federal Realty OP LP, 3.25%, 07/15/2027	330,000	320,171
Fiserv, Inc., 2.25%, 06/01/2027	336,000	321,741
FS KKR Capital Corp., 3.25%, 07/15/2027	335,000	318,122
GATX Corp., 5.40%, 03/15/2027	318,000	321,257
Global Payments, Inc., 2.15%, 01/15/2027	334,000	320,750
Goldman Sachs BDC, Inc., 6.38%, 03/11/2027	312,000	318,231
Goldman Sachs Group, Inc., 3.62% to 03/15/2027 then SOFR + 1.85%, 03/15/2028	338,000	331,955
Golub Capital BDC, Inc., 2.05%, 02/15/2027	343,000	323,873
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	324,000	331,985
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (a)	305,000	313,921
Healthcare Realty Holdings LP, 3.75%, 07/01/2027	327,000	319,710
Healthpeak OP LLC, 1.35%, 02/01/2027	342,000	324,442
Hercules Capital, Inc., 3.38%, 01/20/2027	336,000	323,912
Highwoods Realty LP, 3.88%, 03/01/2027	329,000	321,143
Jackson Financial, Inc., 5.17%, 06/08/2027	316,000	318,442
Jefferies Financial Group, Inc., 4.85%, 01/15/2027	320,000	321,509
KeyCorp, 2.25%, 04/06/2027	339,000	324,477
Kimco Realty OP LLC, 3.80%, 04/01/2027	336,000	331,885
Lazard Group LLC, 3.63%, 03/01/2027	332,000	324,837
Lincoln National Corp., 3.63%, 12/12/2026	326,000	321,166
LPL Holdings, Inc., 5.70%, 05/20/2027	318,000	323,278
M&T Bank Corp., 4.55% to 08/16/2027 then SOFR + 1.78%, 08/16/2028	323,000	321,907
Macquarie Bank Ltd., 5.39%, 12/07/2026 (a)	311,000	315,501
Main Street Capital Corp., 6.50%, 06/04/2027	310,000	316,026
Manulife Financial Corp., 2.48%, 05/19/2027	338,000	326,102
Mastercard, Inc., 3.30%, 03/26/2027	327,000	322,825
Mercury General Corp., 4.40%, 03/15/2027	326,000	321,281
Mid-America Apartments LP, 3.60%, 06/01/2027	321,000	316,252
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027 (b)	326,000	322,801
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	318,000	321,801
New Mountain Finance Corp., 6.20%, 10/15/2027	334,000	335,561
New York Life Global Funding, 3.90%, 10/01/2027 (a)	334,000	330,488
NNN REIT, Inc., 3.50%, 10/15/2027	342,000	333,825
Northern Trust Corp., 4.00%, 05/10/2027	326,000	324,966
Northwestern Mutual Global Funding, 5.07%, 03/25/2027 (a)	318,000	321,739
Oaktree Specialty Lending Corp., 2.70%, 01/15/2027	343,000	324,967
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027	324,000	323,236
ORIX Corp., 5.00%, 09/13/2027 (b)	317,000	320,404
PayPal Holdings, Inc., 3.90%, 06/01/2027	330,000	327,925
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.40%, 07/01/2027 (a)	321,000	319,198
Principal Financial Group, Inc., 3.10%, 11/15/2026	327,000	320,109
Progressive Corp., 2.50%, 03/15/2027	336,000	326,023
Prologis LP, 2.13%, 04/15/2027	334,000	321,121
Public Storage Operating Co., 1.50%, 11/09/2026	335,000	321,501
Radian Group, Inc., 4.88%, 03/15/2027	323,000	322,302
Realty Income Corp., 3.00%, 01/15/2027	338,000	330,381
Regency Centers LP, 3.60%, 02/01/2027	324,000	319,621
RenaissanceRe Finance, Inc., 3.45%, 07/01/2027	330,000	323,778
RGA Global Funding, 2.00%, 11/30/2026 (a)	332,000	320,033
Royal Bank of Canada, 4.88%, 01/19/2027	318,000	320,612
Sammons Financial Group, Inc., 4.45%, 05/12/2027 (a)	326,000	323,613
Santander Holdings USA, Inc., 4.40%, 07/13/2027	324,000	321,172
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	331,000	328,139
Scentre Group Trust 1 / Scentre Group Trust 2, 3.75%, 03/23/2027 (a)	324,000	318,393
Simon Property Group LP, 3.38%, 06/15/2027	327,000	321,105
State Street Corp., 4.33%, 10/22/2027	332,000	332,747
Sumitomo Mitsui Financial Group, Inc., 3.36%, 07/12/2027	325,000	318,258
Tanger Properties LP, 3.88%, 07/15/2027	325,000	319,274
Toronto-Dominion Bank, 4.69%, 09/15/2027	319,000	320,415
Truist Financial Corp., 4.12% to 06/06/2027 then SOFR + 1.37%, 06/06/2028	322,000	319,508
UDR, Inc., 3.50%, 07/01/2027	328,000	321,680
Ventas Realty LP, 3.85%, 04/01/2027	336,000	331,510
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	324,000	320,407
Visa, Inc., 1.90%, 04/15/2027	334,000	320,966
WEA Finance LLC, 2.88%, 01/15/2027 (a)	331,000	320,448
Welltower OP LLC, 2.70%, 02/15/2027	329,000	320,478
Westpac Banking Corp., 4.04%, 08/26/2027	319,000	318,288
Weyerhaeuser Co., 6.95%, 10/01/2027	314,000	330,037
Willis North America, Inc., 4.65%, 06/15/2027	319,000	320,252
		39,292,245

Health Care - 7.9%
Abbott Laboratories, 3.75%, 11/30/2026	317,000	315,595
AbbVie, Inc., 2.95%, 11/21/2026	327,000	320,565
Agilent Technologies, Inc., 4.20%, 09/09/2027	322,000	320,220
Amgen, Inc., 2.20%, 02/21/2027	335,000	322,743
Astrazeneca Finance LLC, 4.80%, 02/26/2027	314,000	317,319
Baxter International, Inc., 1.92%, 02/01/2027	337,000	322,299
Becton Dickinson & Co., 3.70%, 06/06/2027	321,000	316,191
Bio-Rad Laboratories, Inc., 3.30%, 03/15/2027	328,000	319,670
Bristol-Myers Squibb Co., 4.90%, 02/22/2027	319,000	322,680
Cardinal Health, Inc., 3.41%, 06/15/2027	323,000	316,644
Cigna Group, 3.40%, 03/01/2027	328,000	322,228
CSL Finance PLC, 3.85%, 04/27/2027 (a)	330,000	325,895
CVS Health Corp., 1.30%, 08/21/2027	347,000	322,643
Eli Lilly & Co., 4.50%, 02/09/2027	315,000	316,765
Gilead Sciences, Inc., 2.95%, 03/01/2027	327,000	320,720
GlaxoSmithKline Capital PLC, 4.32%, 03/12/2027	320,000	320,793
HCA, Inc., 3.13%, 03/15/2027	329,000	320,668
Humana, Inc., 1.35%, 02/03/2027	343,000	326,544
Johnson & Johnson, 0.95%, 09/01/2027	344,000	321,630
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	332,000	323,839
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027	327,000	321,532
Merck & Co., Inc., 1.70%, 06/10/2027	334,000	318,683
Novartis Capital Corp., 2.00%, 02/14/2027	334,000	323,030
Pfizer, Inc., 3.00%, 12/15/2026	325,000	319,917
Royalty Pharma PLC, 1.75%, 09/02/2027	342,000	321,833
Smith & Nephew PLC, 5.15%, 03/20/2027	320,000	322,925
Solventum Corp., 5.45%, 02/25/2027	317,000	320,903
SSM Health Care Corp., 3.82%, 06/01/2027	320,000	315,276
Stryker Corp., 4.55%, 02/10/2027	316,000	317,077
Thermo Fisher Scientific, Inc., 5.00%, 12/05/2026	314,000	316,905
Viatris, Inc., 2.30%, 06/22/2027	336,000	318,536
Zimmer Biomet Holdings, Inc., 4.70%, 02/19/2027	320,000	320,583
Zoetis, Inc., 3.00%, 09/12/2027	332,000	322,793
		10,575,644

Industrials - 9.9%
3M Co., 2.88%, 10/15/2027	344,000	331,804
AGCO Corp., 5.45%, 03/21/2027	318,000	320,566
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	342,000	333,129
Amphenol Corp., 5.05%, 04/05/2027	315,000	319,231
Boeing Co., 5.04%, 05/01/2027	326,000	327,959
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	326,000	320,708
Canadian Pacific Railway Co., 1.75%, 12/02/2026	331,000	318,194
Carrier Global Corp., 2.49%, 02/15/2027	331,000	320,690
Caterpillar Financial Services Corp., 5.00%, 05/14/2027	323,000	327,562
CNH Industrial Capital LLC, 4.50%, 10/08/2027	334,000	333,511
CSX Corp., 3.25%, 06/01/2027	327,000	320,344
Eaton Corp., 3.10%, 09/15/2027	330,000	322,460
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	317,000	321,585
Emerson Electric Co., 1.80%, 10/15/2027	350,000	331,578
General Dynamics Corp., 3.50%, 04/01/2027	327,000	323,536
Hexcel Corp., 4.20%, 02/15/2027 (d)	324,000	320,075
Honeywell International, Inc., 2.50%, 11/01/2026	328,000	319,453
Howmet Aerospace, Inc., 5.90%, 02/01/2027	313,000	320,176
Hubbell, Inc., 3.15%, 08/15/2027	328,000	318,216
Illinois Tool Works, Inc., 2.65%, 11/15/2026	329,000	322,350
Ingersoll Rand, Inc., 5.20%, 06/15/2027	314,000	317,909
John Deere Capital Corp., 4.15%, 09/15/2027	321,000	320,362
Keysight Technologies, Inc., 4.60%, 04/06/2027	320,000	320,538
L3Harris Technologies, Inc., 5.40%, 01/15/2027	315,000	319,330
Lennox International, Inc., 1.70%, 08/01/2027	341,000	319,853
Norfolk Southern Corp., 7.80%, 05/15/2027	302,000	321,407
Northrop Grumman Corp., 3.20%, 02/01/2027	326,000	319,805
Otis Worldwide Corp., 2.29%, 04/05/2027	339,000	325,767
PACCAR Financial Corp., 4.45%, 08/06/2027	318,000	319,915
Parker-Hannifin Corp., 4.25%, 09/15/2027	321,000	320,475
Quanta Services, Inc., 4.75%, 08/09/2027	320,000	321,313
RTX Corp., 5.75%, 11/08/2026	315,000	320,410
Ryder System, Inc., 2.85%, 03/01/2027	335,000	324,576
Textron, Inc., 3.65%, 03/15/2027	325,000	319,814
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/2027 (a)	327,000	320,705
Tyco Electronics Group SA, 3.13%, 08/15/2027	327,000	318,116
Union Pacific Corp., 2.15%, 02/05/2027	333,000	321,759
United Parcel Service, Inc., 2.40%, 11/15/2026	329,000	320,405
Waste Management, Inc., 4.95%, 07/03/2027	311,000	315,421
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/2026	326,000	320,455
Xylem, Inc., 3.25%, 11/01/2026	332,000	326,326
		13,207,788

Materials - 6.5%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027	342,000	327,161
Albemarle Corp., 4.65%, 06/01/2027	326,000	322,208
Bayport Polymers LLC, 4.74%, 04/14/2027 (a)	325,000	324,209
Berry Global, Inc., 1.65%, 01/15/2027	340,000	323,916
CF Industries, Inc., 4.50%, 12/01/2026 (a)	320,000	318,954
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.40%, 12/01/2026 (a)	324,000	318,868
Ecolab, Inc., 2.70%, 11/01/2026	329,000	321,744
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	319,000	318,994
Georgia-Pacific LLC, 2.10%, 04/30/2027 (a)	340,000	326,379
Glencore Funding LLC, 4.00%, 03/27/2027 (a)	327,000	323,245
Holcim Finance US LLC, 4.60%, 04/07/2027 (a)	332,000	332,332
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	351,000	327,547
Kinross Gold Corp., 4.50%, 07/15/2027	318,000	317,375
LYB International Finance II BV, 3.50%, 03/02/2027	325,000	318,281
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	326,000	318,652
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (a)	326,262	319,682
Nucor Corp., 4.30%, 05/23/2027	320,000	320,110
Nutrien Ltd., 4.00%, 12/15/2026	323,000	320,101
Owens Corning, 5.50%, 06/15/2027	312,000	316,499
Rio Tinto Finance USA PLC, 4.38%, 03/12/2027 (b)	320,000	320,839
RPM International, Inc., 3.75%, 03/15/2027	328,000	322,808
Sherwin-Williams Co., 3.45%, 06/01/2027	328,000	321,920
Sonoco Products Co., 2.25%, 02/01/2027	334,000	321,250
Steel Dynamics, Inc., 5.00%, 12/15/2026	318,000	317,818
Suzano International Finance BV, 5.50%, 01/17/2027	316,000	318,103
Vulcan Materials Co., 3.90%, 04/01/2027	327,000	323,991
WRKCo, Inc., 3.38%, 09/15/2027	331,000	321,821
		8,684,807

Technology - 7.2%
Accenture Capital, Inc., 3.90%, 10/04/2027	332,000	329,596
Adobe, Inc., 2.15%, 02/01/2027	332,000	321,474
Analog Devices, Inc., 3.50%, 12/05/2026	324,000	320,313
Apple, Inc., 3.35%, 02/09/2027	323,000	319,252
Applied Materials, Inc., 3.30%, 04/01/2027	328,000	323,047
Autodesk, Inc., 3.50%, 06/15/2027	322,000	316,346
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	321,000	318,316
Cadence Design Systems, Inc., 4.20%, 09/10/2027	321,000	319,828
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	331,000	320,534
Cisco Systems, Inc., 4.80%, 02/26/2027	314,000	317,111
Dell International LLC / EMC Corp., 6.10%, 07/15/2027	318,000	326,940
FactSet Research Systems, Inc., 2.90%, 03/01/2027	335,000	324,616
Hewlett Packard Enterprise Co., 4.40%, 09/25/2027	322,000	321,581
HP, Inc., 3.00%, 06/17/2027	331,000	320,105
Intel Corp., 3.75%, 08/05/2027	328,000	321,940
Intuit, Inc., 1.35%, 07/15/2027	340,000	320,326
Jabil, Inc., 4.25%, 05/15/2027	326,000	323,149
Microsoft Corp., 3.30%, 02/06/2027	323,000	319,146
NetApp, Inc., 2.38%, 06/22/2027	336,000	321,445
Nokia Oyj, 4.38%, 06/12/2027	324,000	321,728
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.40%, 06/01/2027	320,000	319,579
Oracle Corp., 2.80%, 04/01/2027	333,000	323,495
QUALCOMM, Inc., 3.25%, 05/20/2027	325,000	319,632
Roper Technologies, Inc., 1.40%, 09/15/2027	345,000	322,553
S&P Global, Inc., 2.45%, 03/01/2027	329,000	319,128
Synopsys, Inc., 4.55%, 04/01/2027	319,000	319,414
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	330,000	324,772
Texas Instruments, Inc., 4.60%, 02/08/2027	314,000	315,828
VMware LLC, 3.90%, 08/21/2027	327,000	322,562
Workday, Inc., 3.50%, 04/01/2027	329,000	323,243
		9,636,999

Utilities - 8.9%
AEP Transmission Co. LLC, 3.10%, 12/01/2026	326,000	319,118
Alabama Power Co., 3.75%, 09/01/2027	324,000	320,825
Alliant Energy Finance LLC, 5.40%, 06/06/2027 (a)	315,000	318,285
Ameren Corp., 5.70%, 12/01/2026	312,000	316,929
American Water Capital Corp., 2.95%, 09/01/2027	332,000	322,069
APA Infrastructure Ltd., 4.25%, 07/15/2027 (a)	319,000	316,704
Arizona Public Service Co., 2.95%, 09/15/2027	333,000	320,780
Atmos Energy Corp., 3.00%, 06/15/2027	325,000	317,216
Black Hills Corp., 3.15%, 01/15/2027	332,000	323,910
Boston Gas Co., 3.15%, 08/01/2027 (a)	329,000	319,179
CenterPoint Energy Houston Electric LLC, 3.00%, 02/01/2027	325,000	317,560
CMS Energy Corp., 3.45%, 08/15/2027	329,000	321,738
DTE Energy Co., 4.95%, 07/01/2027	316,000	318,548
Duke Energy Corp., 3.15%, 08/15/2027	330,000	321,548
Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (a)	327,000	315,988
Edison International, 5.75%, 06/15/2027	316,000	317,442
Entergy Louisiana LLC, 3.12%, 09/01/2027	330,000	320,683
Essential Utilities, Inc., 4.80%, 08/15/2027	319,000	320,802
Evergy Kansas Central, Inc., 3.10%, 04/01/2027	331,000	323,928
Exelon Corp., 2.75%, 03/15/2027	332,000	322,182
FirstEnergy Corp., 3.90%, 07/15/2027 (d)	322,000	317,391
ITC Holdings Corp., 4.95%, 09/22/2027 (a)	318,000	320,030
MidAmerican Energy Co., 3.10%, 05/01/2027	331,000	324,684
National Fuel Gas Co., 3.95%, 09/15/2027	338,000	331,590
National Rural Utilities Cooperative Finance Corp., 4.80%, 02/05/2027	314,000	316,451
New York State Electric & Gas Corp., 3.25%, 12/01/2026 (a)	326,000	320,012
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	330,000	324,085
NiSource, Inc., 3.49%, 05/15/2027	335,000	328,292
NSTAR Electric Co., 3.20%, 05/15/2027	329,000	322,204
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/2027 (a)	319,000	319,606
Pacific Gas and Electric Co., 3.30%, 03/15/2027	331,000	322,445
Public Service Electric and Gas Co., 3.00%, 05/15/2027	327,000	319,665
Sempra, 3.25%, 06/15/2027	330,000	321,301
Virginia Electric and Power Co., 3.50%, 03/15/2027	324,000	320,057
Vistra Operations Co. LLC, 3.70%, 01/30/2027 (a)	326,000	319,900
WEC Energy Group, Inc., 1.38%, 10/15/2027	357,000	332,068
Xcel Energy, Inc., 1.75%, 03/15/2027	341,000	324,283
		11,879,498
TOTAL CORPORATE BONDS (Cost $131,211,105)		131,516,727

SHORT-TERM INVESTMENTS - 0.9%	Units	Value
Investments Purchased with Proceeds from Securities Lending - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	898,043	898,043

U.S. Treasury Bills - 0.2%	Par
4.23%, 06/03/2025 (f)	320,000	319,962
TOTAL SHORT-TERM INVESTMENTS (Cost $1,217,968)		1,218,005

TOTAL INVESTMENTS - 99.3% (Cost $132,429,073)		$132,734,732
Other Assets in Excess of Liabilities - 0.7%		874,190
TOTAL NET ASSETS - 100.0%		$133,608,922
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $18,941,528 or 14.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $880,173 which represented 0.7% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.
(f)	The rate shown is the annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$131,516,727	$–	$131,516,727
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	898,043
U.S. Treasury Bills	–	319,962	–	319,962
Total Investments	$–	$131,836,689	$–	$132,734,732

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $898,043 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.